SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 6) - Prepayments to suppliers - Supplier - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Supplier A
Concentration of credit risk
Advances to suppliers	$ 18,260	$ 16,268
Supplier B
Concentration of credit risk
Advances to suppliers	$ 9,086	$ 10,459